WARRANT LIABILITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y warrant	Dec. 30, 2011 warrant	Jul. 15, 2011 warrant	Apr. 15, 2011 warrant	Dec. 31, 2010	Dec. 30, 2010 warrant
WARRANT LIABILITY
Exercise price (in dollars per share)	$ 15.02				$ 15.48
Issuable Shares	120,000,000	131,748,000	124,704,000	123,960,000		123,144,000
Term of Warrants, in number of years from the effective date	7
The Brookfield Investor
WARRANT LIABILITY
Number of Warrants	57,500,000
Exercise price (in dollars per share)	$ 10.75
Blackstone.
WARRANT LIABILITY
Number of Warrants	2,500,000
Number of Warrants	2,500,000
Exercise price (in dollars per share)	$ 10.75
Fairholme
WARRANT LIABILITY
Number of Warrants	41,070,000
Exercise price (in dollars per share)	$ 10.50
Initial period of term of Warrants in number of years during which prior notice is to be given	6.5
Notice period to exercise permanent warrants (in days)	90
Pershing Square
WARRANT LIABILITY
Number of Warrants	16,430,000
Exercise price (in dollars per share)	$ 10.50
Initial period of term of Warrants in number of years during which prior notice is to be given	6.5
Notice period to exercise permanent warrants (in days)	90
The Brookfield Investor and Blackstone
WARRANT LIABILITY
Exercise price (in dollars per share)	$ 10.75	9.79	10.34	10.41		10.48
Adjustments to exercise price	$ 0.3943
Fairholme, Pershing Square and Blackstone
WARRANT LIABILITY
Exercise price (in dollars per share)	$ 10.23	9.56	10.10	10.16		10.23
Adjustments to exercise price	$ 0.3852